Maturity analysis for non-derivative financial liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		₩ 82,326,295	₩ 80,399,789
Finance lease liabilities		5,209,537	5,757,009
Trade and other payables		8,115,837	8,545,029
Financial guarantee contracts	[1]	3,224,696	3,338,566
Non-derivative financial liabilities, undiscounted cash flows		98,876,365	98,040,393
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		12,413,346	10,660,737
Finance lease liabilities		614,442	686,445
Trade and other payables		5,679,856	6,014,054
Financial guarantee contracts	[1]	926,244	937,091
Non-derivative financial liabilities, undiscounted cash flows		19,633,888	18,298,327
1~2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		10,919,041	10,997,510
Finance lease liabilities		569,161	617,449
Trade and other payables		373,907	382,809
Financial guarantee contracts	[1]	348,860	302,186
Non-derivative financial liabilities, undiscounted cash flows		12,210,969	12,299,954
2~5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		24,778,020	27,881,873
Finance lease liabilities		1,564,377	1,717,434
Trade and other payables		894,903	971,469
Financial guarantee contracts	[1]	26,230	32,314
Non-derivative financial liabilities, undiscounted cash flows		27,263,530	30,603,090
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		34,215,888	30,859,669
Finance lease liabilities		2,461,557	2,735,681
Trade and other payables		1,167,171	1,176,697
Financial guarantee contracts	[1]	1,923,362	2,066,975
Non-derivative financial liabilities, undiscounted cash flows		₩ 39,767,978	₩ 36,839,022

[1]	This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2019 and 2020 are KRW81,357 million and KRW66,354 million, respectively.